Employee costs - Summary of Cost of Share-based Incentive Plans (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 390	£ 347	£ 321
Share Value Plan
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	288	260	244
Performance Share Plan
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	75	67	58
Share option plans
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	6	6	5
Cash settled and other plans
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 21	£ 14	£ 14